PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Acquisitions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Oil and Gas Properties and Land
Property, plant and equipment
Property, plant and equipment, additions	$ 10.1	$ 24.4